U.S. SECURITIES AND EXCHANGE
                        COMMISSION Washington, D.C. 20549

                                   FORM 24F-2

                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                              PLEASE PRINT OR TYPE.

1.     Name and address of issuer:

       College Retirement Equities Fund
       730 Third Avenue
       New York, NY 10017-3206

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities  of the  issuer,  check  the box  but do not  list  series  or
       classes:           |X|

3.     Investment Company Act File Number: 811-4415

       Securities Act File Number:  033-00480

4(a)   Last day of fiscal year for which this Form is filed:

       December 31, 2003

4(b)   |_|   Check box if this  notice is being filed  late(i.e.,  more than 90 calendar days after the end of the issuer's fiscal year). (See
             Instruction A.2)

       NOTE: If the Form is being filed late, interest must be paid on the registration fee due.

4(c)   |_|   Check box if this is the last time the issuer will be filing this
             Form.

5.     Calculation of registration fee:

       (i)    Aggregate sale price of securities sold during the fiscal year
              pursuant to section 24(f):                         $10,009,935,909
                                                                 ---------------

       (ii)   Aggregate price of securities redeemed or repurchased during
              the fiscal year:                       $-7,993,475,240
                                                      --------------

       (iii) Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to
              to the Commission:                             $-94,640,745
                                                              -----------

       (iv)   Total available redemption credits
              [Add items 5(ii) and 5(iii)]:                       $8,088,115,985
                                                                   -------------

       (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv)
              from Item 5(i)]:                                    $1,921,819,924
                                                                   -------------

       (vi)   Redemption credits available for
              use in future years                  $          -0-
                                                    -------------
              - if Item 5(i) is less than Item
              5(iv) [subtract Item 5(iv) from
              Item 5(i)]:

       (vii)  Multiplier for determining registration fee (See Instruction C.9):
                                                                      x.0001267
                                                                        --------

       (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)]
              (enter "0" if no fee is due):                        =$ 243,494.58
                                                                    ------------



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6.     Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: _______-0-_______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_______-0-_______.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                       +$    -0-
                                                                         -------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                 =$   243,494.58
                                                                   -------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                  March 24, 2004    CIK#: 0000777535

                  Method of Delivery:

                                    |X|  Wire Transfer
                                    |_|  Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
                                    /s/ Elizabeth A. Monrad
                                    --------------------------
                                        Elizabeth A. Monrad
                                       CHIEF FINANCIAL OFFICER

Date   MARCH 24, 2004

       * Please print the name and title of the signing officer below the signature.